UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              WILMINGTON, DE 19805
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 103.2%

           SOFTWARE - 11.4%
   85,450  Adobe Systems, Inc. ................................   $   5,739,677
   26,169  ANSYS, Inc.* .......................................         895,241
   82,161  Autodesk, Inc. .....................................       2,445,111
   12,446  Catapult Communications Corp.* .....................         265,722
  395,817  Oracle Corp.* ......................................       4,939,796
   26,737  Verint Systems, Inc.* ..............................         934,191
                                                                  -------------
                                                                     15,219,738
                                                                  -------------
           OIL & GAS - 9.2%
    4,941  Berry Petroleum Company, Class A ...................         254,214
    2,963  ConocoPhillips .....................................         319,530
   10,928  ENI SPA, Sponsored ADR .............................       1,422,389
  119,355  Exxon Mobil Corp. ..................................       7,113,558
    1,698  Occidental Petroleum Corp. .........................         120,847
   20,733  OMI Corp. ..........................................         397,037
   13,874  Petroleum Development Corp.* .......................         522,911
    8,572  Southwestern Energy Company* .......................         486,547
   23,619  Swift Energy Company* ..............................         671,724
   24,163  Whiting Petroleum Corp.* ...........................         985,367
                                                                  -------------
                                                                     12,294,124
                                                                  -------------
           COMMUNICATIONS EQUIPMENT - 7.8%
  196,025  QUALCOMM, Inc. .....................................       7,184,316
  115,003  Telefonaktiebolaget LM Ericsson,
              Sponsored ADR* ..................................       3,243,085
                                                                  -------------
                                                                     10,427,401
                                                                  -------------
           PHARMACEUTICALS - 6.8%
   29,029  GlaxoSmithKline PLC, ADR ...........................       1,333,012
   47,133  Johnson & Johnson ..................................       3,165,452
  171,617  Pfizer, Inc. .......................................       4,508,379
                                                                  -------------
                                                                      9,006,843
                                                                  -------------
           SPECIALTY RETAIL - 6.7%
   34,647  American Eagle Outfitters, Inc. ....................       1,023,819
   11,478  Jos. A. Bank Clothiers, Inc.* ......................         336,305
   10,950  PETsMART, Inc. .....................................         314,813
  157,512  The Home Depot, Inc. ...............................       6,023,259
   10,438  The TJX Companies, Inc. ............................         257,088
   19,395  Urban Outfitters, Inc.* ............................         930,378
                                                                  -------------
                                                                      8,885,662
                                                                  -------------
           ELECTRIC UTILITIES - 6.1%
   59,357  Endesa SA, Sponsored ADR ...........................       1,340,874
   27,884  Enel SPA, Sponsored ADR ............................       1,338,711
   69,127  TXU Corp. ..........................................       5,504,583
                                                                  -------------
                                                                      8,184,168
                                                                  -------------
           COMMERCIAL BANKS - 5.5%
   51,867  ABN AMRO Holding NV, Sponsored ADR .................       1,286,820
   30,603  Barclays PLC, Sponsored ADR ........................       1,268,188
   45,333  Danske Bank A/S, Sponsored ADR .....................       1,318,741


                     See Notes to Portfolio of Investments.               Page 1

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

   28,196  HBOS PLC, Sponsored ADR ............................       1,318,665
COMMON STOCKS - (CONTINUED)

COMMERCIAL BANKS - (CONTINUED)
   37,614  Lloyds TSB Group PLC, Sponsored ADR ................   $   1,364,260
   19,953  Nara Bancorp, Inc. .................................         280,340
   21,743  Texas Capital Banshares, Inc.* .....................         456,603
                                                                  -------------
                                                                      7,293,617
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 3.8%
   17,512  Cree, Inc.* ........................................         380,886
  201,210  Intel Corp. ........................................       4,674,108
                                                                  -------------
                                                                      5,054,994
                                                                  -------------
           METALS & MINING - 3.6%
   25,984  AK Steel Holding Corp.* ............................         287,383
    5,711  Carpenter Technology Corp. .........................         339,290
   13,851  Commercial Metals Company ..........................         469,410
   26,039  Compass Minerals International, Inc. ...............         662,693
   20,548  Metal Management, Inc. .............................         527,673
   37,967  Nucor Corp. ........................................       2,185,380
   12,452  Wheeling-Pittsburgh Corp.* .........................         386,635
                                                                  -------------
                                                                      4,858,464
                                                                  -------------
           COMPUTERS & PERIPHERALS - 3.3%
   47,650  International Business Machines Corp. ..............       4,354,257
                                                                  -------------
           INSURANCE - 3.3%
  100,289  Aegon N.V ..........................................       1,349,890
   15,600  SAFECO Corp. .......................................         759,876
   17,085  United Fire & Casualty Company .....................         577,986
   46,525  Universal American Financing Corp.* ................         804,882
   16,473  Zenith National Insurance Corp. ....................         854,290
                                                                  -------------
                                                                      4,346,924
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
    3,888  Biosite, Inc.* .....................................         202,293
    1,657  C.R. Bard, Inc. ....................................         112,809
   21,722  Haemonetics Corp.* .................................         915,799
   18,004  Hologic, Inc.* .....................................         573,877
   12,692  SonoSite, Inc.* ....................................         329,738
   29,612  Ventana Medical Systems, Inc.* .....................       1,109,266
                                                                  -------------
                                                                      3,243,782
                                                                  -------------
           HOUSEHOLD DURABLES - 2.3%
    8,222  Garmin Ltd. ........................................         380,843
    1,510  NVR, Inc.* .........................................       1,185,350
   18,943  The Black & Decker Corp. ...........................       1,496,308
                                                                  -------------
                                                                      3,062,501
                                                                  -------------
           CONSUMER FINANCE - 2.2%
   13,525  First Cash Financial Services, Inc.* ...............         286,324
   53,318  SLM Corp. ..........................................       2,657,369
                                                                  -------------
                                                                      2,943,693
                                                                  -------------


Page 2               See Notes to Portfolio of Investments.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - (CONTINUED)

           DIVERSIFIED FINANCIAL SERVICES - 2.1%
   45,530  ING Group NV, Sponsored ADR ........................   $   1,376,372
   18,154  Moody's Corp. ......................................       1,467,932
                                                                  -------------
                                                                      2,844,304
                                                                  -------------
           MACHINERY - 1.9%
   34,238  PACCAR, Inc. .......................................       2,478,489
                                                                  -------------
           IT SERVICES - 1.9%
   42,140  Cognizant Technology Solutions Corp.,
              Class A* ........................................       1,946,868
   16,347  Infocrossing Inc.* .................................         258,936
    9,485  SI International, Inc.* ............................         262,071
                                                                  -------------
                                                                      2,467,875
                                                                  -------------
           BEVERAGES - 1.8%
   24,048  Diageo PLC, Sponsored ADR ..........................       1,368,331
   18,934  PepsiCo, Inc. ......................................       1,004,070
                                                                  -------------
                                                                      2,372,401
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES - 1.8%
   12,576  Atwood Oceanics, Inc.* .............................         836,807
    8,963  Cal Dive International, Inc.* ......................         406,024
   64,066  Superior Energy Services, Inc.* ....................       1,101,935
                                                                  -------------
                                                                      2,344,766
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
    3,384  ALLTEL Corp. .......................................         185,613
   20,514  BellSouth Corp. ....................................         539,313
   35,460  BT Group PLC, Sponsored ADR ........................       1,380,812
    1,496  CenturyTel, Inc. ...................................          49,129
                                                                  -------------
                                                                      2,154,867
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES - 1.6%
   16,652  Genesis Healthcare Corp.* ..........................         714,204
    2,190  Laboratory Corporation of America Holdings* ........         105,558
   16,554  LCA-Vision, Inc. ...................................         551,248
    7,495  Lincare Holdings, Inc.* ............................         331,504
   18,517  Option Care, Inc. ..................................         381,265
                                                                  -------------
                                                                      2,083,779
                                                                  -------------
           FOOD PRODUCTS - 1.3%
   11,426  Peet's Coffee & Tea, Inc.* .........................         281,651
   34,680  Unilever PLC, Sponsored ADR ........................       1,387,200
                                                                  -------------
                                                                      1,668,851
                                                                  -------------
           AUTOMOBILES - 1.2%
   28,643  DaimlerChrysler AG .................................       1,280,915
    6,445  Harley-Davidson, Inc. ..............................         372,263
                                                                  -------------
                                                                      1,653,178
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE - 1.2%
   29,670  Starbucks Corp.* ...................................       1,532,752
                                                                  -------------


                     See Notes to Portfolio of Investments.               Page 3

TARGET MANAGED VIP PORTFOLIO

MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - (CONTINUED)

           HOUSEHOLD PRODUCTS - 1.1%
   28,484  The Procter & Gamble Company .......................   $   1,509,652
                                                                  -------------
           TOBACCO - 1.1%
   39,791  British American Tobacco PLC, Sponsored ADR ........       1,405,020
    1,852  UST, Inc. ..........................................          95,749
                                                                  -------------
                                                                      1,500,769
                                                                  -------------
           MULTI-UTILITIES & UNREGULATED POWER - 1.0%
   28,779  National Grid Transco PLC, Sponsored ADR ...........       1,345,418
                                                                  -------------
           BIOTECHNOLOGY - 0.9%
   32,299  Gilead Sciences, Inc.* .............................       1,156,304
                                                                  -------------
           COMERCIAL SERVICES & SUPPLIES - 0.8%
   16,500  Equifax, Inc. ......................................         506,385
   12,317  Mobile Mini, Inc.* .................................         497,730
                                                                  -------------
                                                                      1,004,115
                                                                  -------------
           ROAD & RAIL - 0.7%
    6,041  Arkansas Best Corp. ................................         228,229
   23,964  Overnite Corp. .....................................         766,608
                                                                  -------------
                                                                        994,837
                                                                  -------------
           CHEMICALS - 0.7%
    7,978  Georgia Gulf Corp. .................................         366,828
   28,194  Symyx Technologies, Inc.* ..........................         621,678
                                                                  -------------
                                                                        988,506
                                                                  -------------
           MULTILINE RETAIL - 0.7%
    6,693  Sears Holdings Corp.* ..............................         891,307
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS - 0.7%
   21,900  JAKKS Pacific Inc.* ................................         470,193
   13,243  MarineMax, Inc.* ...................................         412,917
                                                                  -------------
                                                                        883,110
                                                                  -------------
           DIVERSIFIED COMMERCIAL SERVICES - 0.6%
   22,952  Bright Horizons Family Solutions, Inc.* ............         774,400
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
   33,502  Paxar Corp.* .......................................         714,933
                                                                  -------------
           TRADING COMPANY DISTRIBUTORS - 0.5%
   11,129  W.W. Grainger, Inc. ................................         693,003
                                                                  -------------
           AIR FREIGHT & LOGISTICS - 0.5%
    6,427  C.H. Robinson Worldwide, Inc. ......................         331,184
   10,090  Dynamex, Inc.* .....................................         182,629
    9,380  Park-Ohio Holdings Corp.* ..........................         175,781
                                                                  -------------
                                                                        689,594
                                                                  -------------
           BUILDING PRODUCTS - 0.5%
   17,584  NCI Building Systems, Inc.* ........................         678,742
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE - 0.5%
   17,992  Accredited Home Lenders Holding Company* ...........         651,850
                                                                  -------------


Page 4               See Notes to Portfolio of Investments.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - (CONTINUED)

           ELECTRICAL EQUIPMENT - 0.5%
   36,422  II-VI, Inc.* .......................................   $     635,200
                                                                  -------------
           PERSONAL PRODUCTS - 0.3%
   23,344  Mannatech, Inc. ....................................         456,375
                                                                  -------------
           MEDIA - 0.3%
    4,329  Pixar* .............................................         422,294
                                                                  -------------
           DISTRIBUTORS - 0.2%
    6,073  Building Materials Holding Corp. ...................         270,127
                                                                  -------------
           FOOD & STAPLES RETAILING - 0.2%
    6,114  Nash Finch Company .................................         232,271
                                                                  -------------
           AEROSPACE & DEFENSE - 0.1%
    5,851  United Industrial Corp. ............................         173,307
                                                                  -------------
           TOTAL COMMON STOCKS ................................     137,443,544
           (Cost $136,120,154)                                    -------------

           TOTAL INVESTMENTS - 103.2% .........................     137,443,544
           (Cost $136,120,154)

           NET OTHER ASSETS & LIABILITIES - (3.2%) ............      (4,252,933)
                                                                  -------------
           NET ASSETS - 100.0% ................................   $ 133,190,611
                                                                  =============

================================================================================

        *   Non-income producing security

      ADR   American Depository Receipt


                     See Notes to Portfolio of Investments.               Page 5

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 88.1%

           PHARMACEUTICALS - 18.0%
   46,159  Merck & Company, Inc. ..............................   $   1,494,167
   54,589  Pfizer, Inc. .......................................       1,434,053
                                                                  -------------
                                                                      2,928,220
                                                                  -------------
           OIL & GAS - 10.7%
   29,105  Exxon Mobil Corp. ..................................       1,734,658
                                                                  -------------
           TOBACCO - 9.7%
   24,159  Altria Group, Inc. .................................       1,579,757
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT - 9.1%
   64,006  Intel Corp. ........................................       1,486,859
                                                                  -------------
           HOUSEHOLD PRODUCTS - 8.8%
   26,940  The Procter & Gamble Company .......................       1,427,820
                                                                  -------------
           COMPUTERS & PERIPHERALS - 8.5%
   15,157  International Business Machines Corp. ..............       1,385,047
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES - 8.4%
   57,503  SBC Communications, Inc. ...........................       1,362,246
                                                                  -------------
           SPECIALTY RETAIL - 8.2%
   34,768  The Home Depot, Inc. ...............................       1,329,528
                                                                  -------------
           AUTOMOBILES - 6.7%
   36,956  General Motors Corp. ...............................       1,086,137
                                                                  -------------
           TOTAL COMMON STOCKS ................................      14,320,272
           (Cost $14,595,697)                                     -------------

           TOTAL INVESTMENTS - 88.1% ..........................      14,320,272
           (Cost $14,595,697)

           NET OTHER ASSETS & LIABILITIES - 11.9% .............       1,936,546
                                                                  -------------
           NET ASSETS - 100.0% ................................   $  16,256,818
                                                                  =============

================================================================================


Page 6               See Notes to Portfolio of Investments.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 100.0%

           UNITED KINGDOM - 34.7%
  333,761  BAE Systems PLC ....................................   $   1,636,732
  379,440  BT Group PLC .......................................       1,473,532
  328,417  GKN PLC ............................................       1,574,839
  999,112  Royal & Sun Alliance Insurance Group PLC ...........       1,482,137
  258,375  The Peninsular & Oriental Steam
              Navigation Company ..............................       1,413,526
                                                                  -------------
                                                                      7,580,766
                                                                  -------------
           HONG KONG - 33.3%
  775,000  BOC Hong Kong (Holdings) Ltd. ......................       1,425,900
  512,000  Citic Pacific Ltd. .................................       1,500,001
  964,680  Hang Lung Properties Ltd. ..........................       1,397,646
  925,000  MTR Corp. Ltd. .....................................       1,423,176
  537,000  Yue Yuen Industrial (Holdings) Ltd. ................       1,528,490
                                                                  -------------
                                                                      7,275,213
                                                                  -------------
           UNITED STATES - 32.0%
   40,149  General Electric Company ...........................       1,447,773
   37,480  JPMorgan Chase & Company ...........................       1,296,808
   45,529  Merck & Company, Inc. ..............................       1,473,773
   53,844  Pfizer, Inc. .......................................       1,414,482
   56,713  SBC Communications, Inc. ...........................       1,343,531
                                                                  -------------
                                                                      6,976,367
                                                                  -------------
           TOTAL COMMON STOCKS ................................      21,832,346
           (Cost $21,482,162)                                     -------------

           TOTAL INVESTMENTS - 100.0% .........................      21,832,346
           (Cost $21,482,162)

           NET OTHER ASSETS & LIABILITIES - 0.0%* .............          (1,356)
                                                                  -------------
           NET ASSETS - 100.0% ................................   $  21,830,990
                                                                  =============

================================================================================

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

           Industrial Conglomerates ...........................            13.5%
           Pharmaceuticals ....................................            13.3
           Diversified Telecommunication Services .............            12.9
           Aerospace & Defense ................................             7.5
           Auto Components ....................................             7.2
           Textiles, Apparel & Luxury Goods ...................             7.0
           Insurance ..........................................             6.8
           Commercial Banks ...................................             6.5
           Road & Rail ........................................             6.5
           Marine .............................................             6.5
           Real Estate ........................................             6.4
           Diversified Financial Services .....................             5.9
           Net Other Assets and Liabilities ...................             0.0*
                                                                  -------------
                                                                          100.0%
                                                                  =============

================================================================================

      *     Amount represents less than 0.1% of net assets.


                     See Notes to Portfolio of Investments.               Page 7

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 100.3%

           PHARMACEUTICALS - 14.1%
   33,588  Johnson & Johnson ..................................   $   2,255,770
                                                                  -------------
           CONSUMER FINANCE - 11.8%
   37,997  SLM Corp. ..........................................       1,893,770
                                                                  -------------
           COMMUNICATIONS EQUIPMENT - 11.6%
   50,601  QUALCOMM, Inc. .....................................       1,854,527
                                                                  -------------
           SPECIALTY RETAIL - 9.3%
   34,355  The Home Depot, Inc. ...............................       1,313,735
    7,438  The TJX Companies, Inc. ............................         183,198
                                                                  -------------
                                                                      1,496,933
                                                                  -------------
           OIL & GAS - 9.3%
    2,108  ConocoPhillips .....................................         227,327
   19,851  Exxon Mobil Corp. ..................................       1,183,119
    1,210  Occidental Petroleum Corp. .........................          86,116
                                                                  -------------
                                                                      1,496,562
                                                                  -------------
           MACHINERY - 6.8%
   15,163  PACCAR, Inc. .......................................       1,097,650
                                                                  -------------
           HOUSEHOLD PRODUCTS - 6.7%
   20,300  The Procter & Gamble Company .......................       1,075,900
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES - 6.5%
   12,939  Moody's Corp. ......................................       1,046,248
                                                                  -------------
           BEVERAGES - 4.5%
   13,493  PepsiCo, Inc. ......................................         715,534
                                                                  -------------
           SOFTWARE - 4.4%
    7,305  Adobe Systems, Inc. ................................         490,677
    7,026  Autodesk, Inc. .....................................         209,094
    3,764  Seagate Technology, Inc. (Escrow Shares) *+ ........               0
                                                                  -------------
                                                                        699,771
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
    2,411  ALLTEL Corp. .......................................         132,243
   14,624  BellSouth Corp. ....................................         384,465
    1,071  CenturyTel, Inc. ...................................          35,172
                                                                  -------------
                                                                        551,880
                                                                  -------------
           INSURANCE - 3.4%
   11,119  SAFECO Corp. .......................................         541,606
                                                                  -------------
           TRADING COMPANY & DISTRIBUTORS - 3.1%
    7,935  W.W. Grainger, Inc. ................................         494,112
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES - 2.3%
   11,760  Equifax, Inc. ......................................         360,914
                                                                  -------------
           AUTOMOBILES - 1.7%
    4,591  Harley-Davidson, Inc. ..............................         265,176
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
    1,181  C.R. Bard, Inc. ....................................          80,402
                                                                  -------------


Page 8               See Notes to Portfolio of Investments.

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - (CONTINUED)

           HEALTH CARE PROVIDERS & SERVICES - 0.5%
    1,559  Laboratory Corporation of America Holdings* ........   $      75,144
                                                                  -------------
           TOBACCO - 0.4%
    1,318  UST, Inc. ..........................................          68,141
                                                                  -------------
           TOTAL COMMON STOCKS ................................      16,070,040
           (Cost $16,474,521)                                     -------------

           TOTAL INVESTMENTS - 100.3% .........................      16,070,040
           (Cost $16,474,521)

           NET OTHER ASSETS & LIABILITIES - (0.3%) ............         (53,620)
                                                                  -------------
           NET ASSETS - 100.0% ................................   $  16,016,420
                                                                  =============

================================================================================

      *     Non-income producing security.

      + Security is fair valued and market value is derermined in accordance with procedures adopted by the Board of Trustees.


                     See Notes to Portfolio of Investments.               Page 9

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 98.7%

           COMMUNICATIONS EQUIPMENT - 36.3%
   34,746  QUALCOMM, Inc. .....................................   $   1,273,441
   31,961  Telefonaktiebolaget LM Ericsson,
              Sponsored ADR* ..................................         901,300
                                                                  -------------
                                                                      2,174,741
                                                                  -------------
           SOFTWARE - 30.9%
    5,016  Adobe Systems, Inc. ................................         336,925
    4,824  Autodesk, Inc. .....................................         143,562
  110,002  Oracle Corp.* ......................................       1,372,825
                                                                  -------------
                                                                      1,853,312
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE - 7.1%
    8,246  Starbucks Corp.* ...................................         425,989
                                                                  -------------
           BIOTECHNOLOGY - 5.4%
    8,977  Gilead Sciences, Inc.* .............................         321,377
                                                                  -------------
           MACHINERY - 4.4%
    3,603  PACCAR, Inc. .......................................         260,821
                                                                  -------------
           MULTILINE RETAIL - 4.1%
    1,858  Sears Holdings Corp.* ..............................         247,430
                                                                  -------------
           IT SERVICES - 2.2%
    2,811  Cognizant Technology Solutions Corp., Class A* .....         129,868
                                                                  -------------
           MEDIA - 2.0%
    1,205  Pixar* .............................................         117,548
                                                                  -------------
           HOUSEHOLD DURABLES - 1.8%
    2,285  Garmin Ltd. ........................................         105,841
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES - 1.5%
    2,083  Lincare Holdings, Inc.* ............................          92,131
                                                                  -------------
           AIR FREIGHT & LOGISTICS - 1.5%
    1,785  C.H. Robinson Worldwide, Inc. ......................          91,981
                                                                  -------------
           SPECIALTY RETAIL - 1.5%
    3,043  PETsMART, Inc. .....................................          87,486
                                                                  -------------
           TOTAL COMMON STOCKS ................................       5,908,525
           (Cost $6,353,760)                                      -------------

           TOTAL INVESTMENTS - 98.7% ..........................       5,908,525
           (Cost $6,353,760)

           NET OTHER ASSETS & LIABILITIES - 1.3% ..............          80,589
                                                                  -------------
           NET ASSETS - 100.0% ................................   $   5,989,114
                                                                  =============

================================================================================

        *   Non-income producing security.

      ADR   American Depository Receipt


Page 10              See Notes to Portfolio of Investments.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 99.7%

           HEALTH CARE PROVIDERS & SERVICES - 14.1%
   13,493  UnitedHealth Group, Inc. ...........................   $   1,286,962
                                                                  -------------
           METALS & MINING - 12.2%
   10,874  Phelps Dodge Corp. .................................       1,106,212
                                                                  -------------
           FOOD & STAPLES RETAILING - 11.5%
   19,929  CVS Corp. ..........................................       1,048,664
                                                                  -------------
           INSURANCE - 9.7%
    9,659  The Progressive Corp. ..............................         886,310
                                                                  -------------
           INDUSTRIAL CONGLOMERATES - 9.4%
   25,196  Tyco International Ltd. ............................         851,625
                                                                  -------------
           MEDIA - 8.9%
   27,769  EchoStar Communications Corp., Class A .............         812,243
                                                                  -------------
           CONSUMER FINANCE - 8.8%
   32,656  MBNA Corp. .........................................         801,705
                                                                  -------------
           MACHINERY - 8.6%
    8,725  Illinois Tool Works, Inc. ..........................         781,149
                                                                  -------------
           PHARMACEUTICALS - 8.4%
   24,569  Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR ...................................         761,639
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES - 8.1%
   34,125  Cendant Corp. ......................................         700,927
    1,763  PHH Corp.* .........................................          38,557
                                                                  -------------
                                                                        739,484
                                                                  -------------
           TOTAL COMMON STOCKS ................................       9,075,993
           (Cost $8,278,727)                                      -------------

           TOTAL INVESTMENTS - 99.7% ..........................       9,075,993
           (Cost $8,278,727)

           NET OTHER ASSETS & LIABILITIES - 0.3% ..............          30,540
                                                                  -------------
           NET ASSETS - 100.0% ................................   $   9,106,533
                                                                  =============

================================================================================

        *   Non-income producing security.

      ADR   American Depository Receipt


                     See Notes to Portfolio of Investments.              Page 11

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 100.8%

           ELECTRIC UTILITIES - 23.0%
   77,092  TXU Corp. ..........................................   $   6,138,836
                                                                  -------------
           SOFTWARE - 22.8%
   63,734  Adobe Systems, Inc. ................................       4,281,013
   61,285  Autodesk, Inc. .....................................       1,823,841
                                                                  -------------
                                                                      6,104,854
                                                                  -------------
           METALS & MINING - 13.7%
   28,980  AK Steel Holding Corp.* ............................         320,519
    6,368  Carpenter Technology Corp. .........................         378,323
   15,442  Commercial Metals Company ..........................         523,329
   42,344  Nucor Corp. ........................................       2,437,321
                                                                  -------------
                                                                      3,659,492
                                                                  -------------
           HOUSEHOLD DURABLES - 11.2%
    1,684  NVR, Inc.* .........................................       1,321,940
   21,125  The Black & Decker Corp. ...........................       1,668,664
                                                                  -------------
                                                                      2,990,604
                                                                  -------------
           SPECIALTY RETAIL - 8.2%
   38,644  American Eagle Outfitters, Inc. ....................       1,141,930
   21,633  Urban Outfitters, Inc.* ............................       1,037,735
                                                                  -------------
                                                                      2,179,665
                                                                  -------------
           IT SERVICES - 6.2%
   35,714  Cognizant Technology Solutions Corp., Class A* .....       1,649,987
                                                                  -------------
           OIL & GAS - 4.8%
    5,511  Berry Petroleum Company, Class A ...................         283,541
   23,124  OMI Corp. ..........................................         442,825
    9,562  Southwestern Energy Company* .......................         542,739
                                                                  -------------
                                                                      1,269,105
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES - 1.7%
    9,997  Cal Dive International, Inc.* ......................         452,864
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT - 1.6%
   19,528  Cree, Inc.* ........................................         424,734
                                                                  -------------
           CHEMICALS - 1.5%
    8,900  Georgia Gulf Corp. .................................         409,222
                                                                  -------------
           DISTRIBUTORS - 1.1%
    6,774  Building Materials Holding Corp. ...................         301,307
                                                                  -------------
           FOOD & STAPLES RETAILING - 1.0%
    6,816  Nash Finch Company .................................         258,940
                                                                  -------------
           ROAD & RAIL - 1.0%
    6,738  Arkansas Best Corp. ................................         254,562
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
    4,333  Biosite, Inc.* .....................................         225,446
                                                                  -------------


Page 12              See Notes to Portfolio of Investments.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - (CONTINUED)

           ELECTRICAL EQUIPMENT - 0.8%
   12,567  II-VI, Inc.* .......................................   $     219,168
                                                                  -------------
           AIR FREIGHT & LOGISTICS - 0.7%
   10,462  Park-Ohio Holdings Corp.* ..........................         196,058
                                                                  -------------
           AEROSPACE & DEFENSE - 0.7%
    6,520  United Industrial Corp. ............................         193,122
                                                                  -------------
           TOTAL COMMON STOCKS ................................      26,927,966
           (Cost $25,409,897)                                     -------------

           TOTAL INVESTMENTS - 100.8% .........................      26,927,966
           (Cost $25,409,897)

           NET OTHER ASSETS & LIABILITIES - (0.8%) ............        (206,297)
                                                                  -------------
           NET ASSETS - 100.0% ................................   $  26,721,669
                                                                  =============

================================================================================

      *     Non-income producing security.


                     See Notes to Portfolio of Investments.              Page 13

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 97.7%

           OIL & GAS - 66.3%
    2,591  Apache Corp. .......................................   $     158,647
    2,838  Canadian Natural Resources Ltd. ....................         161,255
    2,642  ChevronTexaco Corp. ................................         154,055
    1,460  ConocoPhillips .....................................         157,446
    3,344  Devon Energy Corp. .................................         159,676
    1,188  ENI SPA, Sponsored ADR .............................         154,630
    2,598  Exxon Mobil Corp. ..................................         154,841
    3,360  Marathon Oil Corp. .................................         157,651
    2,791  Petro-Canada .......................................         161,487
    2,467  PetroChina Company Ltd., ADR .......................         155,964
    3,718  Pioneer Natural Resources Company ..................         158,833
    2,561  Royal Dutch Petroleum Company ......................         153,763
    4,085  Suncor Energy, Inc. ................................         164,258
    2,756  The Houston Exploration Company* ...................         156,954
    1,322  Total SA, Sponsored ADR ............................         154,978
    2,186  Valero Energy Corp. ................................         160,168
    4,809  XTO Energy, Inc. ...................................         157,928
                                                                  -------------
                                                                      2,682,534
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES - 31.4%
    3,046  BJ Services Company ................................         158,026
    3,579  Cal Dive International, Inc.* ......................         162,129
    4,800  Maverick Tube Corp.* ...............................         156,048
    3,353  National-Oilwell, Inc.* ............................         156,585
    2,858  Noble Corp. ........................................         160,648
    6,328  Patterson-UTI Energy, Inc. .........................         158,327
    2,137  Precision Drilling Corp.* ..........................         159,548
    2,756  Weatherford International Ltd.* ....................         159,683
                                                                  -------------
                                                                      1,270,994
                                                                  -------------
           TOTAL COMMON STOCKS ................................       3,953,528
           (Cost $2,473,085)                                      -------------

           TOTAL INVESTMENTS - 97.7% ..........................       3,953,528
           (Cost $2,473,085)

           NET OTHER ASSETS & LIABILITIES - 2.3% ..............          92,653
                                                                  -------------
           NET ASSETS - 100.0% ................................   $   4,046,181
                                                                  =============

================================================================================

        *   Non-income producing security.

      ADR   American Depository Receipt


Page 14              See Notes to Portfolio of Investments.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 98.3%

           INSURANCE - 29.3%
    3,622  AFLAC, Inc. ........................................   $     134,956
    1,631  Ambac Financial Group, Inc. ........................         121,917
    2,153  American International Group, Inc. .................         119,298
    1,592  Everest Re Group, Ltd. .............................         135,495
    3,208  Manulife Financial Corp. ...........................         153,727
    2,265  MBIA, Inc. .........................................         118,414
    3,599  MetLife, Inc. ......................................         140,721
    5,317  Old Republic International Corp. ...................         123,833
    2,777  The Allstate Corp. .................................         150,125
                                                                  -------------
                                                                      1,198,486
                                                                  -------------
           COMMERCIAL BANKS - 25.9%
    3,084  Bank of America Corp. ..............................         136,005
    3,142  First Horizon National Corp. .......................         128,162
    5,103  North Fork Bancorporation, Inc. ....................         141,557
    4,916  Popular, Inc. ......................................         119,557
    4,407  TCF Financial Corp. ................................         119,650
    4,722  U.S. Bancorp .......................................         136,088
    2,731  Wachovia Corp. .....................................         139,035
    2,356  Wells Fargo & Company ..............................         140,889
                                                                  -------------
                                                                      1,060,943
                                                                  -------------
           CAPITAL MARKETS - 17.6%
    1,373  Bear Stearns Companies, Inc. .......................         137,163
    1,581  Lehman Brothers Holdings, Inc. .....................         148,867
    2,396  Merrill Lynch & Company, Inc. ......................         135,613
    2,583  Morgan Stanley .....................................         147,877
    1,371  The Goldman Sachs Group, Inc. ......................         150,796
                                                                  -------------
                                                                        720,316
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE - 9.8%
    3,919  Countrywide Financial Corp. ........................         127,211
    2,204  Golden West Financial Corp. ........................         133,342
    4,200  IndyMac Bancorp, Inc. ..............................         142,800
                                                                  -------------
                                                                        403,353
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES - 9.7%
    2,936  Citigroup, Inc. ....................................         131,944
    4,641  ING Group NV, Sponsored ADR ........................         140,298
    3,559  JPMorgan Chase & Company ...........................         123,141
                                                                  -------------
                                                                        395,383
                                                                  -------------
           CONSUMER FINANCE - 6.0%
    1,744  Capital One Financial Corp. ........................         130,399
    4,715  MBNA Corp. .........................................         115,753
                                                                  -------------
                                                                        246,152
                                                                  -------------


                     See Notes to Portfolio of Investments.              Page 15

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

           TOTAL COMMON STOCKS ................................   $   4,024,633
           (Cost $3,339,891)                                      -------------

           TOTAL INVESTMENTS - 98.3% ..........................       4,024,633
           (Cost $3,339,891)

           NET OTHER ASSETS & LIABILITIES - 1.7% ..............          70,597
                                                                  -------------
           NET ASSETS - 100.0% ................................   $   4,095,230
                                                                  =============

================================================================================

      ADR   American Depository Receipt


Page 16              See Notes to Portfolio of Investments.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 98.2%

           PHARMACEUTICALS - 85.4%
    3,803  Abbott Laboratories ................................   $     177,296
    4,380  AstraZeneca PLC, Sponsored ADR .....................         173,141
    3,820  Barr Pharmaceuticals, Inc.* ........................         186,531
    6,862  Bristol-Myers Squibb Company .......................         174,707
    7,621  Endo Pharmaceuticals Holdings, Inc.* ...............         171,854
    3,493  Forest Laboratories, Inc.* .........................         129,066
    3,763  GlaxoSmithKline PLC, ADR ...........................         172,797
    2,690  Johnson & Johnson ..................................         180,660
    7,629  K-V Pharmaceutical Company, Class A* ...............         176,993
    2,874  Lilly (Eli) & Company ..............................         149,735
    4,971  Merck & Company, Inc. ..............................         160,911
    3,466  Novartis AG, ADR ...................................         162,140
    3,188  Novo Nordisk A/S, Sponsored ADR ....................         177,954
    5,925  Pfizer, Inc. .......................................         155,650
    4,325  Sanofi-Aventis, ADR ................................         183,121
    5,444  Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR ...................................         168,764
    4,047  Wyeth ..............................................         170,702
                                                                  -------------
                                                                      2,872,022
                                                                  -------------
           BIOTECHNOLOGY - 7.5%
    2,711  Amgen, Inc.* .......................................         157,807
    2,765  Biogen Idec, Inc.* .................................          95,420
                                                                  -------------
                                                                        253,227
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
    1,975  Alcon, Inc. ........................................         176,348
                                                                  -------------
           TOTAL COMMON STOCKS ................................       3,301,597
           (Cost $3,231,343)                                      -------------

           TOTAL INVESTMENTS - 98.2% ..........................       3,301,597
           (Cost $3,231,343)

           NET OTHER ASSETS & LIABILITIES - 1.8% ..............          61,704
                                                                  -------------
           NET ASSETS - 100.0% ................................   $   3,363,301
                                                                  =============

================================================================================

        *   Non-income producing security.

      ADR   American Depository Receipt


                     See Notes to Portfolio of Investments.              Page 17

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         -------------

COMMON STOCKS - 95.3%

           SOFTWARE - 32.7%
    1,027  Adobe Systems, Inc. ................................   $      68,983
    2,655  Check Point Software Technologies Ltd.* ............          57,720
    1,400  Cognos, Inc.* ......................................          58,716
    1,015  Electronic Arts, Inc.* .............................          52,557
    2,144  Microsoft Corp. ....................................          51,820
    4,293  Oracle Corp.* ......................................          53,577
    1,429  SAP AG, Sponsored ADR ..............................          57,274
    2,599  Symantec Corp.* ....................................          55,437
    2,086  VERITAS Software Corp.* ............................          48,437
                                                                  -------------
                                                                        504,521
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT - 19.6%
    3,584  Applied Materials, Inc.* ...........................          58,240
    1,865  Broadcom Corp., Class A* ...........................          55,801
    2,646  Intel Corp. ........................................          61,466
    1,476  Maxim Integrated Products, Inc. ....................          60,324
    2,587  Texas Instruments, Inc. ............................          65,943
                                                                  -------------
                                                                        301,774
                                                                  -------------
           COMPUTERS & PERIPHERALS - 15.7%
    1,525  Dell, Inc.* ........................................          58,590
    4,393  EMC Corp.* .........................................          54,122
      755  Lexmark International, Inc.* .......................          60,377
    2,462  SanDisk Corp.* .....................................          68,444
                                                                  -------------
                                                                        241,533
                                                                  -------------
           COMMUNICATIONS EQUIPMENT - 14.8%
    3,298  Cisco Systems, Inc.* ...............................          59,001
    2,373  Juniper Networks, Inc.* ............................          52,348
    3,997  Nokia Corp., Sponsored ADR .........................          61,674
    1,498  QUALCOMM, Inc. .....................................          54,902
                                                                  -------------
                                                                        227,925
                                                                  -------------
           IT SERVICES - 12.5%
    2,400  Accenture Ltd.* ....................................          57,960
    1,079  Affiliated Computer Services, Inc., Class A* .......          57,446
    2,232  SunGard Data Systems, Inc.* ........................          77,004
                                                                  -------------
                                                                        192,410
                                                                  -------------
           TOTAL COMMON STOCKS ................................       1,468,163
           (Cost $1,346,194)                                      -------------

           TOTAL INVESTMENTS - 95.3% ..........................       1,468,163
           (Cost $1,346,194)

           NET OTHER ASSETS & LIABILITIES - 4.7% ..............          72,416
                                                                  -------------
           NET ASSETS - 100.0% ................................   $   1,540,579
                                                                  =============

================================================================================

        *   Non-income producing security.

      ADR   American Depository Receipt


Page 18              See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 MARCH 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant") offers eleven managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The Dow(SM) DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Fund," collectively, the "Funds").

The Funds determine the net asset value ("NAV") of their shares daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees of the Registrant. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


                                                                         Page 19




ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R.   Bradley,   Treasurer,   Controller,   Chief
                           Financial Officer and Chief Accounting Officer (principal financial officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.